Interest in Other Entities (Details) $ in Thousands			1 Months Ended			12 Months Ended
	Sep. 03, 2019 USD ($) shares	Sep. 03, 2019 ILS (₪) shares	Sep. 16, 2019	Jun. 19, 2019 USD ($) shares	Jul. 23, 2018 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 30, 2019 shares	Nov. 28, 2017 shares
Interest in Other Entities (Details) [Line Items]
Shares issued							45,202,900			4,050,000
Capital reserve (in Dollars) | $						$ 11,714
Reverse earn out, description				Medigus’ investment in Algomizer and Linkury is based on a projection that Linkury’s net profit for 2019 will be at least NIS 15 million. In the event that Linkury’s net income is less than NIS 15 million for 2019, Medigus will be issued with additional securities in Algomizer group, adjusting the price per Algomizer group securities to the actual net profit for 2019, and compensating Medigus for the difference between the actual net profit and the target net profit for 2019 (“Reverse earn out”). Linkury net profit for 2019 was more than NIS 15 million.
Percentage on discount on average share price				20.00%
Payment for acquisition | $						$ 4,057
ScoutCam Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued						3,413,312
Warrants, description						Each Warrant A is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.595 per share during the12 month period following the allotment. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.893 per share during the 18 month period following the allotment.
Net acquired assets (in Dollars) | $						$ 3,040
Shrem Zilberman Group Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Warrants, description						the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250,000 in ScoutCam Inc.
Algomizer [Member]
Interest in Other Entities (Details) [Line Items]
Investment amount (in Dollars) | $				$ 5,000
Shares on acquisition				2,168,675
Payment for acquisition	$ 4,057	₪ 14,400,000
Description of percentage on shares acquired	On September 3, 2019 the Company acquired 8.45% of the issued shares of Algomizer Ltd and 9.34% of the issued shares of Linkury Ltd.	On September 3, 2019 the Company acquired 8.45% of the issued shares of Algomizer Ltd and 9.34% of the issued shares of Linkury Ltd.
Algomizer [Member] | Top of range [member]
Interest in Other Entities (Details) [Line Items]
Percentage on shares issued						8.45%
Algomizer [Member] | Bottom of range [member]
Interest in Other Entities (Details) [Line Items]
Percentage on shares issued						8.22%
Linkury Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Shares on acquisition				729,508
Algomizer Warrants [Member]
Interest in Other Entities (Details) [Line Items]
Shares on acquisition				2,898,183
Warrants to purchase shares				2,898,183
Securities Exchange Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Agreement, description			Company entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc, formally known as Intellisense Solutions Inc (“Intellisense”), pursuant to which the Company assigned, transferred and delivered 100% of its holdings in ScoutCam to ScoutCam Inc, in exchange for consideration consisting of shares of ScoutCam’s Inc. common stock representing 60% of the issued and outstanding share capital of ScoutCam Inc. immediately upon the closing of the Exchange Agreement (the “Closing”). The Exchange Agreement was conditioned on certain obligations by the respective parties, including, but not limited to, that ScoutCam Inc. will have at least USD 3 million in cash on hand upon Closing, and that ScoutCam Inc. will bear the costs and expenses in connection with the execution of the Exchange Agreement. In accordance with said obligations, ScoutCam Inc. undertook to secure at least USD 3 million in funding prior to the Closing, based on a pre-money valuation of USD 10 million on a post-Closing basis. In addition, the Exchange Agreement provides that if ScoutCam achieves an aggregated amount of USD 33 million in sales within the first three years immediately after the Closing, ScoutCam Inc. will issue to the Company additional shares representing 10% of ScoutCam’s Inc. issued and outstanding share capital as reflected on the date of the Closing.
Exchange Agreement [Member] | Intellisense [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued									16,130,952
Common Stock [Member] | ScoutCam Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued						3,413,312
Proceeds from issuance (in Dollars) | $						$ 3,300
ADS [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued										202,500
Warrants to purchase shares					198,637
ADS [Member] | Algomizer [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued	6,666,680	6,666,680
Number of ADS issued	333,334	333,334
Warrants [Member] | Algomizer [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued	6,666,680	6,666,680
Number of warrants issued	333,334	333,334